Accounts receivable and contract assets - Schedule of allowance for credit expected losses (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts receivables and contract assets
Balance at beginning of year	$ (2,744)	$ (354)
Addition	(396)	(4,751)
Reversal	1,601	2,095
Translation to presentation currency	(341)	266
Balance at end of period	$ (1,880)	$ (2,744)